INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
Components of (Loss) Income from Continuing Operations before Income Taxes

For financial reporting purposes, (loss) income from continuing operations before income taxes includes the following components:

	Years Ended December 31,
	2016	2015	2014
United States	$(66,384)	$(47,877)	$(49,029)
Foreign	33,461	22,021	36,170

Loss from continuing operations before income taxes	$(32,923)	$(25,856)	$(12,859)

Components of Income Tax Expense

Income tax expense includes income and withholding taxes incurred in New Zealand, Bolivia and the U.S. as follows:

	Years Ended December 31,
	2016	2015	2014
Current:
U.S. Federal	$430	$602	$—
Foreign	11,162	13,490	18,621

	11,592	14,092	18,621

Deferred and other:
Foreign	(3,950)	1,119	3,375

	(3,950)	1,119	3,375

Total income tax expense	$7,642	$15,211	$21,996

Schedule of Effective Income Tax Reconciliation

The reconciliation between the effective tax rates on income from continuing operations to the U.S. federal statutory rate of zero percent is as follows:

	Years Ended December 31,
	2016	2015	2014
Income tax expense (benefit) at foreign rates	$9,190	$5,532	$8,436
Change in valuation allowance	(5,472)	4,058	7,709
Foreign withholding tax incurred	2,681	1,071	2,198
Withholding taxes associated with unrepatriated foreign earnings	(38)	3,234	3,724
Inflation adjustment	(1,655)	(726)	(272)
Nondeductible adjustment	2,707	1,143	1,165
Other – net	229	899	(964)

Total	$7,642	$15,211	$21,996

Summary of Income Open Tax Year for Examination by Jurisdiction

The components of deferred tax assets and liabilities are as follows:

	December 31, 2016	December 31, 2015
Intangible assets	$1,539	$1,187
Fixed assets	4,111	3,591
Bad debt allowance	2,490	1,650
NOL carryforwards	52,930	59,918
Accrued liabilities	10,363	8,412
Inventory valuation	1,114	1,144
Other	2,024	1,818

Subtotal	$74,571	$77,720
Less: valuation allowance	(57,244)	(62,749)

Total net deferred tax assets	$17,327	$14,971

Intangible assets	$(517)	$(2,695)
Fixed assets	(8,753)	(8,070)
Withholding taxes associated with unrepatriated foreign earnings	(10,801)	(10,840)
Total deferred tax liabilities	$(20,071)	$(21,605)

Net deferred tax liability	$(2,744)	$(6,634)

Open Tax Years by Jurisdiction

We are subject to taxation in Bolivia, New Zealand and the United States. As of December 31, 2016, the following are the open tax years by jurisdiction:

New Zealand	2011 – 2016
Bolivia	2012 – 2016
United States	2011 – 2016

Supplemental Cash Flow Disclosure	Supplemental Cash Flow Disclosure:

	Years Ended December 31,
	2016	2015	2014
Income and withholding tax paid	$19,608	$23,448	$25,838